Goodwill and Intangible Assets (Summary of the Components of Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Total amortization expense related to finite-lived intangible assets	$ 31,167	$ 34,602	$ 35,725
Amortization of leasehold improvements and property and equipment assets held under capital lease obligations	3,111	2,496	2,610
Total amortization expense	34,278	37,098	38,335
Capitalized Software Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expense related to finite-lived intangible assets	25,193	27,317	26,991
Physician Income Guarantee Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expense related to finite-lived intangible assets	3,108	3,951	5,149
Other Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expense related to finite-lived intangible assets	$ 2,866	$ 3,334	$ 3,585